Significant Accounting Policies (Details) - Schedule of fair value on recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants	$ 1,504,112	$ 945,025
Capital note	40,000	32,000
Total financial liabilities	1,554,112	977,025
Level 1 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants	1,504,112	945,025
Capital note	40,000	32,000
Total financial liabilities	$ 1,544,112	$ 977,025